Expense Example, No Redemption {- Franklin Moderate Allocation Fund} - Franklin Fund Allocator Series FAS-26 - Franklin Moderate Allocation Fund - Class C	May 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 166
3 Years	514
5 Years	887
10 Years	$ 1,933